Schedule I-Condensed Financial Information of the Parent Company - Statements of Cash Flows and Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flow from operating activities:
Net income	¥ 7,838,945	$ 1,073,930	¥ 8,201,299	¥ 6,311,835
Changes in operating assets and liabilities:
Deferred income	5,780	792	46,882	(66,034)
Net cash (used in)provided by operating activities	9,128,983	1,250,666	14,414,513	10,519,692
Cash flows from investing activities:
Net cash provided by investing activities	(3,565,550)	(488,478)	(5,160,337)	1,049,153
Cash flows from financing activities:
Repurchase of ordinary shares	(3,865,781)	(529,610)	(5,106,944)	(6,257,703)
Dividend distribution to shareholders	(1,684,721)	(230,806)
Net cash used in financing activities	(4,969,579)	(680,830)	(6,146,005)	(5,573,391)
Effect of exchange rate changes on cash and cash equivalents	63,283	8,670	85,794	(63,322)
Net increase (decrease) in cash, cash equivalents and restricted cash	657,137	90,028	3,193,965	5,932,132
Cash, cash equivalents and restricted cash at beginning of the year	26,297,366	3,602,724	23,103,401	17,171,269
Cash, cash equivalents and restricted cash at end of the year	26,954,503	3,692,752	26,297,366	23,103,401
Parent company
Cash flow from operating activities:
Net income	7,739,935	1,060,366	8,116,624	6,298,816
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs	(7,757,671)	(1,062,797)	(8,090,266)	(6,317,707)
Dividend Received From Subsidiaries And Vies	1,681,107	230,311
Changes in operating assets and liabilities:
Other receivables and prepayments, net	(50)	(7)	(3,374)	0
Accrued expenses and other current liabilities	(372)	(51)	(3,634)	(54,750)
Deferred income	0	0	0	(29,664)
Net cash (used in)provided by operating activities	1,662,949	227,822	19,350	(103,305)
Cash flows from investing activities:
Changes in amounts due from/to subsidiaries	3,887,078	532,528	5,086,910	6,362,371
Net cash provided by investing activities	3,887,078	532,528	5,086,910	6,362,371
Cash flows from financing activities:
Repurchase of ordinary shares	(3,865,781)	(529,610)	(5,106,944)	(6,257,703)
Dividend distribution to shareholders	(1,684,721)	(230,806)
Net cash used in financing activities	(5,550,502)	(760,416)	(5,106,944)	(6,257,703)
Effect of exchange rate changes on cash and cash equivalents	(18)	(2)	(36)	(76)
Net increase (decrease) in cash, cash equivalents and restricted cash	(493)	(68)	(720)	1,287
Cash, cash equivalents and restricted cash at beginning of the year	904	124	1,624	337
Cash, cash equivalents and restricted cash at end of the year	411	56	904	1,624
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution	¥ 16,200,000
Cash dividend declared and paid to the Company		$ 233,300	¥ 0	¥ 0